Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosures [Abstract]
Lease liabilities	₩ 790,339	₩ 890,689
Accounts payable	29,026,951	15,140,873
Accrued expenses	6,964,603	7,023,165
Dividend payable	6,352	7,997
Advance received	178,085	198,317
Unearned income	446,972	453,706
Withholding value-added tax and other taxes	844,975	1,020,113
Securities deposit received	2,576,731	2,252,424
Foreign exchange settlement pending	639,422	551,196
Domestic exchange settlement pending	4,194,954	1,806,106
Payable from trust account	9,905,174	8,174,066
Due to agencies	1,186,042	1,178,661
Deposits for subscription	82,969	61,578
Sundry liabilities	2,431,999	2,198,383
Other	57,058	54,133
Present value discount	(94,969)	(131,898)
Other liabilities	₩ 59,237,657	₩ 40,879,509